Employee Benefit Plan, Fair Value and NAV (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV

as of December 31, 2025	Level 1	NAV as a Practical Expedient	Total
Mutual funds	$1,299,144,634	$—	$1,299,144,634
Collective trusts	—	1,617,709,338	1,617,709,338
Franklin Resources, Inc. common stock	34,020,928	—	34,020,928
Self-directed brokerage accounts	220,849,921	—	220,849,921
Total Assets Measured at Fair Value	$1,554,015,483	$1,617,709,338	$3,171,724,821

as of December 31, 2024	Level 1	NAV as a Practical Expedient	Total
Mutual funds	$1,202,473,214	$—	$1,202,473,214
Collective trusts	—	1,363,175,341	1,363,175,341
Franklin Resources, Inc. common stock	30,758,057	—	30,758,057
Self-directed brokerage accounts	171,855,247	—	171,855,247
Total Assets Measured at Fair Value	$1,405,086,518	$1,363,175,341	$2,768,261,859